Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Debt
9. Debt

As at December 31, 2016 Ardmore had five loan facilities, which it has used primarily to finance vessel acquisitions or vessels under construction. ASC’s applicable ship-owning subsidiaries have granted first priority mortgages against the relevant vessels in favor of the lenders as security for Ardmore’s obligations under the loan facilities, which totaled 26 vessels as at December 31, 2016. ASC and its subsidiary ASLLC have provided guarantees in respect of the loan facilities. These guarantees can be called upon following a payment default. The outstanding principal balance on each loan facility at the balance sheet date is as follows:
	As at
	Dec 31, 2016	Dec 31, 2015
Facility I (“First ABN AMRO Facility”)	—	5,000,000
Facility II (“Second ABN AMRO Facility”)	—	50,270,000
Facility III (“DVB Facility”)	—	80,462,000
Facility IV (“Joint Bank Facility”)	—	212,282,628
Facility V (“NIBC Bank Facility”)	10,305,000	11,725,000
Facility VI (“CACIB Bank Facility”)	36,900,000	36,725,000
Facility VII (“ABN/DVB/NIBC Joint Bank Facility”)	204,090,550	—
Facility VIII (“Nordea/SEB Joint Bank Facility”)	142,688,402	—
Facility IX (“Third ABN AMRO Facility”)	70,282,505	—
Total debt	464,266,457	396,464,628
Deferred Finance Fees	(11,053,351)	(8,222,224)
Net Total Debt	453,213,106	388,242,404
Current portion of long-term debt	44,313,149	29,137,825
Current portion of deferred finance fees	(2,485,669)	(2,123,325)
Total current portion of long-term debt	41,827,480	27,014,500
Non-current portion of long-term debt	411,385,626	361,227,904
Future minimum scheduled repayments under Ardmore’s loan facilities for each year are as follows:

As at Dec 31, 2016
2017	44,313,149
2018	42,556,624
2019	42,056,620
2020	42,056,620
2021	44,359,890
2022	194,934,920
2023	53,988,634
464,266,457

First ABN AMRO Bank Facility

On March 16, 2011, three of ASC’s subsidiaries entered into a $40.5 million long-term loan facility agreement with ABN Amro Bank (“ABN”) for vessel acquisitions. A total of $32 million was drawn down on this facility and the remaining $8.5 million is no longer available for borrowing. The loan bears interest at LIBOR plus 3.25%. On March 28, 2013, two of the subsidiaries party to this loan entered into a capital lease arrangement (see Note 10). As part of this arrangement the senior debt outstanding on the two vessels of $17.9 million was repaid in full on April 2, 2013. On December 22, 2016, the remaining subsidiary party to this loan entered into a capital lease arrangement (see Note 10). As part of this arrangement the senior debt outstanding on the vessel of $3.0 million was repaid in full on December 20, 2016. As such the loan facility has been repaid in full.
Second ABN AMRO Bank Facility
On August 24, 2011, two of ASC’s subsidiaries entered into a long-term $48.9 million loan facility agreement with ABN to finance two vessels under construction. This loan was drawn down fully. Interest on the loan was calculated at LIBOR plus 3.20%. On April 29, 2015, the two applicable subsidiaries entered into a $10.0 million term loan facility for an additional tranche for the two vessels in operation. The full amount of the additional tranche was drawn down in May 2015 and bore interest commencing at LIBOR plus 4.50%. This loan facility was repaid in full in January 2016.

DVB Facility

On September 28, 2012, five of ASC’s subsidiaries entered into a $81.85 million long-term loan facility agreement with DVB Bank (“DVB”) both to refinance existing financed vessels and to finance two vessels under construction. The first tranche was drawn down in October 2012 and bore interest at LIBOR plus 3.75%. The second and third tranches were drawn down in January 2014 and February 2014, and bore interest at LIBOR plus 2.45%. On April 29, 2015, the five subsidiaries entered into a $15.0 million term loan facility for an additional tranche for the five vessels in operation. The full amount of the loan was drawn down in May, 2015 and bore interest at LIBOR plus 4.50%. This loan facility was repaid in full in January 2016.

Joint Bank Facility

On March 19, 2014, eight of ASC’s subsidiaries entered into a $172.0 million long-term loan facility with ABN, Nordea Bank Finland Plc (“Nordea”) and Skandinaviska Enskilda Banken AB (“SEB”) to finance eight vessels under construction. On July 24, 2014, the Company increased the aggregate principal amount available under this facility by up to $53.3 million to $225.3 million, in order to finance three secondhand vessels, which the Company acquired in 2014. The first and second tranches of the increased facility were drawn down in August 2014. The third tranche was drawn down in June 2014. Interest was calculated on each of these tranches at LIBOR plus 2.95%. There were eight further tranches drawn down under the loan facility between February and November 2015. Interest was calculated on each of those tranches at LIBOR plus 3.15%. This loan facility was repaid in full in January 2016.

NIBC Bank Facility

On September 12, 2014, one of ASC’s subsidiaries entered into a $13.5 million long-term loan facility with NIBC Bank N.V. to finance a secondhand vessel acquisition which delivered to Ardmore in 2014. The facility was drawn down in September 2014 and bears interest at a rate of LIBOR plus 2.90%. Principal repayments on loans are made on a quarterly basis, with a balloon payment paid with the final instalment. The loan facility matures in September 2021.

CACIB Bank Facility

On May 22, 2014, two of ASC’s subsidiaries entered into a $39.0 million long-term loan facility with Credit Agricole Corporate and Investment Bank to finance two vessels under construction. On March 10, 2016, this facility was refinanced, the lenders provided an additional $25 million commitment for additional financing and an additional tranche of $2.3 million was drawn down. The $25 million of additional financing was drawn and repaid in full during the three-month period ended September 30, 2016. Interest is calculated on each tranche at a rate of LIBOR plus 2.50%. Principal repayments on loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The full facility matures in 2022.

ABN/DVB/NIBC Joint Bank Facility

On January 13, 2016, 11 of ASC’s subsidiaries entered into a $213 million long-term loan facility (including an incremental commitment of $20 million to fund future acquisitions) with ABN and DVB to refinance existing facilities. The loan, other than the $20 million commitment, was fully drawn down on January 22, 2016. Interest is calculated at a rate of LIBOR plus 2.55%. The loan matures in 2022. On August 4, 2016, an incremental term loan of $36.6 million was made under the facility in order to fund two vessel acquisitions, and NIBC Bank joined as an additional lender under the facility. The incremental term loan consists of two tranches, and interest is calculated at a rate of LIBOR plus 2.75%. The additional tranches mature in 2023. Principal repayments on loans are made on a quarterly basis, with a balloon payment payable with the final instalment.

Nordea/SEB Joint Bank Facility

On January 13, 2016, seven of ASC’s subsidiaries entered into a $151 million long-term loan facility with Nordea and SEB to refinance existing facilities. The loan was fully drawn down on January 22, 2016. Interest is calculated at a rate of LIBOR plus 2.50%. Principal repayments on loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The loan matures in 2022.

Third ABN AMRO Facility

On July 29, 2016, four of ASC’s subsidiaries entered into a $71.3 million long-term loan facility with ABN for vessel acquisitions. Three of the four tranches were drawn down during the third quarter of 2016. The fourth tranche was drawn down in the fourth quarter of 2016. Interest is calculated at a rate of LIBOR plus 2.75%. Principal repayments on loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The loan matures in 2023.
Long-term debt financial covenants
Ardmore’s long-term debt facilities described above include certain covenants. The financial covenants require that ASC:
•	maintain minimum solvency of not less than 30%;
•	maintain corporate leverage of less than 75%;
•
maintain minimum cash and cash equivalents based on the number of vessels owned and chartered-in and 5% of outstanding debt. The required minimum cash balance as of December 31, 2016, was $23.7 million;

•	ensure that the aggregate fair market value of the applicable vessels plus any additional collateral is, depending on the facility, no less than 130% of the debt outstanding for the facility;
•	maintain a corporate net worth of not less than $150 million;
•	maintain positive working capital, excluding balloon maturities; and
•	maintain at all times a ratio of EBITDA plus a portion of cash in excess of Ardmore’s minimum liquidity to total interest expense of at least 2.25:1.
Ardmore is in full compliance with all of its loan covenants as of December 31, 2016 and 2015.